Trade and other receivables	12 Months Ended
Sep. 30, 2022
Trade and other receivables.
Trade and other receivables

13.    Trade and other receivables

	2022	2021	2020
	$'000	$'000	$'000
Current assets
Trade debtors	5,924	57	—
Other debtors	892	856	151
Prepayments and accrued income	861	2,379	129
Total	7,677	3,292	280

The directors consider that the carrying amount of financial assets recorded at amortised costs in the financial statements approximate their fair value.

The maximum exposure to credit risk at the reporting date is the carrying value of each class of receivable mentioned above

	2022	2021	2020
	$'000	$'000	$'000
Non-current Assets
Prepayments	15,873	5,000	—
Trade debtors	975	—	—
Other debtors	1,717	—	—
Total	18,565	5,000	—

Non-current prepayments comprise the payment of a non-refundable deposit towards the cost of the first satellite launch service, which is expected to be more than one year from the accounting reference date.